Ivy Variable Insurance Portfolios

Supplement dated December 8, 2017 to the

Ivy Variable Insurance Portfolios Statement of Additional Information

dated April 28, 2017

as supplemented July 14, 2017

Effective immediately, David M. Kuplic of Advantus Capital Management, Inc. will no longer serve as a co-portfolio manager of the Ivy VIP Pathfinder Managed Volatility Portfolios. Accordingly, all references and information related to Mr. Kuplic are deleted in their entirety.

Supplement	Statement of Additional Information	1